Document And Entity Information	Jul. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2023
Entity Registrant Name	Fidelity Private Credit Central Fund LLC
Entity Central Index Key	0001899996
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	814-01645
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2722334
Entity Address, Address Line One	245 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	563-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false